Summary of Significant Accounting Policies (Tables)	11 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of operations includes a presentation of income (loss)
For the Period from January 24, 2020 (date of inception) to December 31, 2020
Net income available to Class A common stockholders:
Income on trust account	$79,000
Less: Income and franchise taxes to the extent of income	(79,000)
Net income attributable to Class A common stockholders	$—
Net income available to Class B common stockholders:
Net loss	$(951,000)
Less: amount attributable to Class A common stockholders	(79,000)
Net (loss) attributable to Class B common stockholders	$(1,030,000)